Business and Basis of Presentation (Transition Adjustment Roll Forward Of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands			12 Months Ended
		Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income Transition Adjustment [Roll Forward]
Beginning balance	[1]		$ 396,454
Ending balance	[1]		(10,065)	$ 396,454
Total reclassifications for the period
Accumulated Other Comprehensive Income Transition Adjustment [Roll Forward]
Beginning balance		$ 546,128	396,454	546,128	$ 281,442
Ending balance		880,548	(10,065)	396,454	546,128
As Previously Reported
Accumulated Other Comprehensive Income Transition Adjustment [Roll Forward]
Beginning balance			347,435
Ending balance			(1,581,300)	347,435
As Previously Reported | Total reclassifications for the period
Accumulated Other Comprehensive Income Transition Adjustment [Roll Forward]
Beginning balance		546,128		546,128
Ending balance					$ 546,128
Change of Effect
Accumulated Other Comprehensive Income Transition Adjustment [Roll Forward]
Beginning balance			49,019
Ending balance			$ 1,571,235	$ 49,019
Change of Effect | Total reclassifications for the period
Accumulated Other Comprehensive Income Transition Adjustment [Roll Forward]
Interest rate remeasurement of future policy benefits		(196,526)
Reclassification of market risk benefits non-performance risk to accumulated other comprehensive income		722,837
Unwinding amounts related to unrealized investment gains and losses		(102,042)
Change in operating joint ventures		(753)
Total pre-tax adjustments		423,516
Tax impacts		$ (89,096)

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.